SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Statement Information Schedule Of General And Administrative Expense
Interest income and exchange differences	$ 777	$ 719	$ 824
Gain on foreign currency hedging			345
Financial income	$ 777	$ 719	$ 1,169